Restatement of Financial Statements (Tables)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Restatement [Abstract]
Summary of Restatement Of Balance Sheet	The tables below present the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported financial statements as of and for the period from August 5, 2020 (inception) through December 31, 2020:

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$251,534,022	$—	$251,534,022

Total liabilities	30,605,835	1	30,605,836
Class A ordinary shares, $0.0001 par value; subject to possible redemption	215,928,180	34,071,820	250,000,000

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Shareholders’ equity (deficit)
Preference shares- $0.0001 par value	$—	$—	$—
Class A ordinary shares - $0.0001 par value	341	(341)	—
Class B ordinary shares - $0.0001 par value	625	—	625
Additional paid-in-capital	14,270,276	(14,270,276)	—
Accumulated deficit	(9,271,235)	(19,801,204)	(24,072,439)

Total shareholders’ equity (deficit)	5,000,007	(34,071,821)	(29,071,814)

Total liabilities, Class A ordinary shares subject to possible redemption, and shareholders’ equity (deficit)	$251,534,022	$—	$251,534,022

In addition, the impact to the balance sheet dated September 21, 2020, filed on Form
8-K
on September 25, 2020 and as updated in the Form 10-K/A Amendment No. 1 related to the impact of accounting for the Company’s public shares. The change in the carrying value of the redeemable Class A ordinary shares at September 21, 2020 resulted in a reclassification of approximately 12.4 million shares of Class A ordinary shares from permanent equity to temporary equity.

As of September 21, 2020	As Revised	Adjustment	As Restated
Total assets	$252,306,800		$252,306,800
Total liabilities	$9,746,589		$9,746,589
Class A common stock subject to possible redemption	237,560,210	12,439,790	250,000,000
Preferred stock	—	—	—
Class A common stock	125	(125)	—
Class B common stock	625	—	625
Additional paid-in capital	5,011,932	(5,011,932)	—
Accumulated deficit	(12,681)	(7,427,733)	(7,440,414)

Total stockholders’ equity (deficit)	$5,000,001	$(12,439,790)	$(7,439,789)

Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$252,306,800	$—	$252,306,800

Summary Of Restatement Of Previously Reported Financial Statements Due To Reclassification Class A Ordinary Shares From Permanent Equity To Temporary Equity
The Company’s statement of shareholders’
deficit
has been restated to reflect the changes to the impacted shareholders’ equity accounts described above.

	Earnings Per Share for Class A ordinary shares
	As Reported	Adjustment	As Adjusted
For the period from August 5, 2020 (inception) through December 31, 2020
Net loss	$(9,271,235)	$—	$(9,271,235)
Weighted average shares outstanding	25,000,000	(7,823,129)	17,176,871
Basic and diluted earnings per share	$0.00	$(0.40)	$(0.40)

	Earnings Per Share for Class B common stock
	As Reported	Adjustment	As Adjusted
For the period from August 5, 2020 (inception) through December 31, 2020
Net loss	$(9,271,235)	$—	$(9,271,235)
Weighted average shares outstanding	6,058,673	—	6,058,673
Basic and diluted earnings per share	$(1.53)	$1.13	$(0.40)
For the period from August 5, 2020 (inception) through December 31, 2020

	As Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Initial value of Class A ordinary shares subject to possible redemption as revised	$224,760,050	$(224,760,050)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(8,831,870)	$8,831,870	$—

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of March 31, 2021:

As of March 31, 2021 (unaudited)	As Reported	Adjustment	As Restated
Total assets	$251,368,069		$251,368,069

Total liabilities	$23,370,865		$23,370,865

Class A ordinary shares subject to possible redemption	$222,997,200	27,002,800	$250,000,000
Preference shares	—	—	—
Class A ordinary shares	270	(270)	—
Class B ordinary shares	625	—	625
Additional paid-in capital	7,201,327	(7,201,327)	—
Accumulated deficit	(2,202,218)	(19,801,203)	(22,003,421)

Total shareholders’ equity (deficit)	$5,000,004	$(27,002,800)	$(22,002,796)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$251,368,069	$—	$251,368,069

Class A ordinary shares subject to redemption	22,299,720	2,700,280	25,000,000
Class A ordinary shares	2,700,280	(2,700,280)	—
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the three months ended March 31, 2021:
Form
10-Q
(March 31, 2021) - For the Three Months Ended March 31, 2021 (unaudited)

	As Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A ordinary shares subject to possible redemption	$7,069,020	$(7,069,020)	$—

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of June 30, 2021:

As of June 30, 2021 (unaudited)	As Reported	Adjustment	As Restated
Total assets	$251,181,784		$251,181,784

Total liabilities	$23,410,268		$23,410,268

Class A ordinary shares subject to possible redemption	$222,771,510	27,228,490	$250,000,000
Preference shares	—	—	—
Class A ordinary shares	272	(272)	—
Class B ordinary shares	625	—	625
Additional paid-in capital	7,427,015	(7,427,015)	—
Accumulated deficit	(2,427,906)	(19,801,203)	(22,229,109)

Total shareholders’ equity (deficit)	$5,000,006	$(27,228,490)	$(22,228,484)

Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$251,181,784	$—	$251,181,784

Class A ordinary shares subject to redemption	22,277,151	2,722,849	25,000,000
Class A ordinary shares	2,722,849	(2,722,849)	—
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the six months ended June 30, 2021:
Form
10-Q
(June 30, 2021) - For the Six Months Ended June 30, 2021 (unaudited)

	As Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A ordinary shares subject to possible redemption	$6,843,330	$(6,843,330)	$—